Interest and Finance Cost (Predecessor) (Details) (USD $)	9 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor	Mar. 31, 2013 Predecessor	Mar. 31, 2012 Predecessor
Interest and Finance Cost
Interest on long-term debt	$ 1,666,159	$ 659,832	$ 2,434,235	$ 2,292,238
Other finance costs	$ 84,250	$ 102,983	$ 134,750	$ 123,617